Commitments, Guarantees, And Contingencies (Future Minimum Commitments Under Non-Cancelable Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 91,214
2018	83,599
2019	78,407
2020	64,331
2021	47,411
Thereafter	153,446
Future minimum commitments under non-cancelable operating leases	$ 518,408